Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Financing Activities
Net issuances of commercial paper, discount	$ 3	$ 4	$ 3
Proceeds from issuance of short-term debt, issuance costs	0	0	1
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	13	8	23
Pacific Gas And Electric Company [Member]
Cash Flows from Financing Activities
Net issuances of commercial paper, discount	3	4	3
Proceeds from issuance of short-term debt, issuance costs	0	0	1
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	$ 13	$ 8	$ 23